14. Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Directors Deferred Compensation Plan
Benefits accrued with the plan	$ 399,379	$ 413,884
Expenses associated with the plan	26,996	24,199
Supplemental Employee Retirement Plan
Benefits accrued with the plan	374,523	306,815
Expenses associated with the plan	$ 67,708	$ 62,940